Income Taxes (Details) - USD ($)	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Income (loss) before income taxes	$ (2,356,488)	$ (9,476,934)	$ (7,509,986)
Effective income tax rate (%)	27.25%	27.25%	27.60%
Expected income tax recovery	$ (642,143)	$ (2,582,166)	$ (2,072,756)
Loss (income) related to entities taxed as partnerships			1,648,189
Temporary differences related to inventory valuation	(124,590)	(142,025)	(24,262)
Temporary differences related to start-up costs	(196,978)	99,029
Temporary differences related to Transaction costs	(1,927,848)	320,709
Non-deductible expenses	(248,392)	1,059,283	29,378
Temporary differences related to cost of goods sold		172,517	245,410
Unrealized gain on biological assets		(134,720)	(149,413)
Share issuance costs		(13,457)
Losses and other deductions for which no benefit has been recognized	3,139,951	1,220,830	323,454
Income tax expense (recovery)